Revenue from contracts with customers	12 Months Ended
Jun. 30, 2026
Revenue From Contracts With Customers
Revenue from contracts with customers

7. Revenue from contracts with customers

Disaggregation by type of good or service	2026 USD	2025 USD	2024 USD
Sale of equipment — the Group as principal	10,073,165	–	–
Software licences and subscriptions — the Group as agent, presented net	269,316	–	–
Annual maintenance and warranty support	5,461,976	–	–
Managed, professional and workforce services	9,603,872	–	–
Telecommunications connection services	444,318	–	–
	25,852,647	–	–

Timing of revenue recognition	2026 USD	2025 USD	2024 USD
Goods and services transferred at a point in time	10,786,799	–	–
Services transferred over time	15,065,848	–	–
	25,852,647	–	–

The Group recognised no revenue in the years ended 30 June 2025 and 30 June 2024. All revenue recognised in the current year arises from the businesses acquired on 12 February 2026 and covers the period from that date to 30 June 2026. Revenue from the sale of equipment, from software licences and subscriptions and from telecommunications connection services is recognised at a point in time; revenue from annual maintenance and warranty support and from managed, professional and workforce services is recognised over time. Revenue from third-party software licences and subscriptions is presented net of the amount payable to the publisher, the Group acting as agent (Note 3).

Contract liabilities of USD 10,062,615 at 30 June 2026 represent consideration received in advance of the satisfaction of performance obligations. Refer to Note 31.